PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Oct. 29, 2021
PUBLIC OFFERING
Shares issued price per share	$ 10.20		$ 10.20	$ 10.20
Aggregate purchase price		$ 25,000
Private Placement
PUBLIC OFFERING
Minimum period for transferable, assignable or saleable of shares	30 days		30 days
Private Placement | Sponsor
PUBLIC OFFERING
Number of shares issued	960,000		960,000
Private Placement | CCM
PUBLIC OFFERING
Number of shares issued	30,000		30,000
Private Placement | Cantor
PUBLIC OFFERING
Number of shares issued	70,000		70,000
Private Placement | Class A ordinary shares
PUBLIC OFFERING
Number of shares issued	1,060,000		1,060,000
Shares issued price per share	$ 10.00		$ 10.00
Aggregate purchase price	$ 10,600,000		$ 10,600,000